Restatement of Financial Statements - Schedule of Restated Consolidated Statements of Operations (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenues:
Royalty revenue	$ 17,813	$ 10,306	$ 43,429	$ 18,345	$ 50,075	$ 12,702
Total revenue	29,077	21,117	49,901	20,284	67,595	9,450
Operating expenses:
Management fees	15,841	2,173	18,822	3,596	9,966	4,681
Depletion, depreciation and accretion	10,198	5,978	19,863	9,177	24,237	10,827
Total operating expenses	30,418	17,747	46,656	23,260	50,788	18,300
Operating income (loss)	(1,341)	3,370	3,245	(2,976)	16,807	(8,850)
Income (loss) before income taxes	(29,791)	(4,814)	(31,202)	(12,907)	(6,225)	(13,148)
Income tax benefit	9,414	(4,595)	9,066	(4,595)	(2,640)	(1,587)
Net income (loss)	$ (39,205)	$ (219)	$ (40,268)	$ (8,312)	$ (3,585)	$ (11,561)
Earnings(loss) per common share:
Common shares - Basic	$ (2.54)	$ (0.47)	$ (2.86)	$ (2.34)	$ (1.3)	$ (3.88)
Common shares - Diluted	$ (2.54)	$ (0.47)	$ (2.86)	$ (2.34)	$ (1.3)	$ (3.88)
Weighted average number of shares outstanding:
Weighted average shares outstanding - Basic	17,144	5,461	15,948	5,060	8,378	4,340
Weighted average shares outstanding - Diluted	17,144	5,461	15,948	5,060	8,378	4,340
As Previously Reported [Member]
Revenues:
Royalty revenue					$ 55,691
Total revenue					73,211
Operating expenses:
Management fees					9,274
Depletion, depreciation and accretion					26,948
Total operating expenses					52,807
Operating income (loss)					20,404
Income (loss) before income taxes					(2,628)
Income tax benefit					(1,598)
Net income (loss)					$ (1,030)
Earnings(loss) per common share:
Common shares - Basic					$ (1)
Common shares - Diluted					$ (1)
Weighted average number of shares outstanding:
Weighted average shares outstanding - Basic					8,378
Weighted average shares outstanding - Diluted					8,378
Adjustments [Member]
Revenues:
Royalty revenue					$ (5,616)
Total revenue					(5,616)
Operating expenses:
Management fees					692
Depletion, depreciation and accretion					(2,711)
Total operating expenses					(2,019)
Operating income (loss)					(3,597)
Income (loss) before income taxes					(3,597)
Income tax benefit					(1,042)
Net income (loss)					$ (2,555)
Earnings(loss) per common share:
Common shares - Basic					$ (0.3)
Common shares - Diluted					$ (0.3)
Weighted average number of shares outstanding:
Weighted average shares outstanding - Basic					0
Weighted average shares outstanding - Diluted					0